Share-Based Compensation - Additional Information (Details)			1 Months Ended	12 Months Ended
	May 12, 2018 Option	May 12, 2018 $ / shares	Jul. 31, 2019 Options $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2018 CAD ($)
Share-Based Compensation
Number of options granted | $					20,000
Aggregate fair value of options granted recognized as Share-based compensation expenses | $				$ 0	$ 69,000
Common Shares
Share-Based Compensation
Number of options, surrendered for cancellation | Option	20,000
Number of options granted	20,000		20,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 8.76	$ 8.76
Closing price of shares | $ / shares			$ 14.76